Annual Operating Expenses {- IT Services Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 - IT Services Portfolio - IT Services Portfolio-Default	Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.72%